Fair Value Measurements	11 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements	FAIR VALUE MEASURMENTS
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust Account:
U. S. Treasury securities maturing on January 28, 2021	$414,209,593	$—	$—
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the period from February 11, 2020 (inception) through December 31, 2020.